Equity	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Equity

Note 18. Equity

Share capital and Treasury shares

In May 2021, the shareholders resolved to issue 69,496,515 warrants to secure the future delivery of ordinary shares under the 2021 Plan. During May 2025, the Company exercised 8,452,360 warrants (May 2024: 3,667,255 warrants, May 2023: 2,882,164 warrants, May 2022: 650,000 warrants). As of June 30, 2025 and December 31, 2024, there were 53,844,736 and 62,297,096 warrants outstanding, respectively.

Upon exercise of the warrants in May 2025, 8,452,360 ordinary shares were allotted and issued, and 7,651,100 ordinary shares were converted to American Depositary Shares to be delivered to participants under the 2021 Incentive Award Plan related to the vesting of the May 2022, May 2023 and May 2024 grants. The remaining balance is held as treasury shares to enable the Company’s timely delivery of ordinary shares upon the exercise of outstanding stock options and to meet future vesting of the RSUs.

During the six months ended June 30, 2025, 4,480 treasury shares were sold to cover fees in connection with the ADS Ratio Change.

As of June 30, 2025 and December 31, 2024, 606,215,420 and 598,559,840 ordinary shares, respectively were outstanding, and the par value per share was $0.00018 (SEK 0.0015). The Company had 1,213,360 and 416,580 treasury shares as of June 30, 2025 and December 31, 2024, respectively.

Other contributed capital

As of June 30, 2025 and December 31, 2024 other contributed capital of $1,628.0 million consists of share premium, shareholders contribution and proceeds from warrant issues.

Other reserves

As of June 30, 2025 other reserves of $(222.1) million consists of fair value reserve of $(72.7) million related to fair value gains and losses on the Convertible Notes attributable to changes in the Group’s credit risk, and foreign currency translation reserve of $(149.4) million primarily related to the exchange differences occurring from the translation of foreign operations in another currency than the reporting currency of the Group (USD).

As of December 31, 2024 other reserves of $(274.2) million consists of fair value reserve of $(72.7) million related to fair value gains and losses on the Convertible Notes attributable to changes in the Group’s credit risk, and foreign currency translation reserve of $(201.5) million primarily related to the exchange differences occurring from the translation of foreign operations in another currency than the reporting currency of the Group (USD).

Accumulated deficit

As of June 30, 2025 and December 31, 2024, accumulated deficit of $(1,310.6) million and $(1,249.3) million, respectively, consists of accumulated losses and share-based compensation.

Non-controlling interest

On July 27, 2023, one of the Group’s subsidiaries in China carried out a share issue. Prior to the share issue the Group owned 100 percent of the share capital in the subsidiary. Xiangpiaopiao Food Co., Ltd. subscribed for a part of the new issued shares and owns 40 percent of the share capital after the transaction, whereas the Group recognized a non-controlling interest. As of June 30, 2025 and December 31, 2024, non-controlling interests amounted to $1.3 million and $1.4 million, respectively.